Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property and Equipment

Depreciation and amortization are calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives

Buildings	20 years

Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets

Machinery	10 years

Information Technology equipment	5 years

Computers and office equipment	3-5 years

Vehicles	4 years